Ivy Funds

Supplement dated May 8, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011, November 16, 2011, February 17, 2012 and April 24, 2012

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 42 for Ivy Bond Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)	6.30%	5.98%	5.96%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.54%	5.80%	5.84%
Lipper Corporate Debt Funds A Rated Universe Average (net of fees and expenses)	7.53%	4.78%	5.24%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 52 for Ivy High Income Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup High Yield Market Index (reflects no deduction for fees, expenses or taxes)	14.32%	8.41%	8.67%
BofA Merrill Lynch US High Yield Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup High Yield Market Index, effective March 2012. IICO believes that the BofA Merrill Lynch US High Yield Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	15.19%	8.81%	8.60%
Lipper High Current Yield Funds Universe Average (net of fees and expenses)	14.22%	6.59%	7.02%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 55 for Ivy Limited-Term Bond Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup 1-5 Year Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)	4.12%	5.11%	4.94%
Barclays 1-5 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup 1-5 Year Treasury/Govt Sponsored/Credit Index, effective March 2012. IICO believes that the Barclays 1-5 Year U.S. Government/Credit Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	4.08%	5.05%	4.88%
Lipper Short-Intermediate Investment Grade Debt Funds Universe Average (net of fees and expenses)	5.49%	4.55%	4.45%

Supplement	Prospectus	1

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 103 for Ivy Asset Strategy Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)	6.30%	5.98%	5.96%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.54%	5.80%	5.84%
Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes)	0.24%	2.81%	2.59%
Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Short-Term Index for 1 Month Certificates of Deposit, effective March 2012. IICO believes that the Barclays U.S. Treasury Bills: 1-3 Month Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	0.13%	2.31%	2.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%
Lipper Global Flexible Portfolio Funds Universe Average (net of fees and expenses)	9.58%	5.09%	6.63%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 111 for Ivy Balanced Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)	6.77%	5.70%	5.94%
Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Treasury/Govt Sponsored/Credit Index, effective March 2012. IICO believes that the Barclays U.S. Government/Credit Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.59%	5.56%	5.83%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)	12.78%	3.32%	3.13%

The following is added as a bullet point to the “Principal Investment Risks” section on page 133 for Ivy Money Market Fund:

■

Money Market Fund Regulatory Risk. As a money market fund, the Fund is subject to the specific rules governing money market funds as well as otherwise subject to regulation by the SEC. The SEC continues to evaluate the rules governing money market funds. It is possible that changes to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Fund.

The following is added after the first sentence in the fourth paragraph of the “Additional Information about Principal Investment Strategies, Other Investments and Risks” section on page 142 for Ivy Global Bond Fund:

The Fund may invest in private placements and other restricted securities.

The following is added as a bullet point to the “Additional Information about Principal Investment Strategies, Other Investments and Risks – Non-Principal Risks” section on page 143 for Ivy Global Bond Fund:

■	Private Placements and Other Restricted Securities Risk

The following is added at the end of the fourth paragraph of the “Additional Information about Principal Investment Strategies, Other Investments and Risks” section on page 150 for Ivy Pacific Opportunities Fund:

The Fund may invest in private placements and other restricted securities.

The following is added as a bullet point to the “Additional Information about Principal Investment Strategies, Other Investments and Risks — Non-Principal Risks” section on page 151 for Ivy Pacific Opportunities Fund:

■	Private Placements and Other Restricted Securities Risk

2	Prospectus	Supplement

The following is added at the end of the sixth paragraph of the “Additional Information about Principal Investment Strategies, Other Investments and Risks” section on page 151 for Ivy Asset Strategy Fund:

The Fund may invest in private placements and other restricted securities.

The following is added as a bullet point to the “Additional Information about Principal Investment Strategies, Other Investments and Risks – Non-Principal Risks” section on page 152 for Ivy Asset Strategy Fund:

■	Private Placements and Other Restricted Securities Risk

The following is added at the end of the first paragraph of the “Additional Information about Principal Investment Strategies, Other Investments and Risks” section on page 153 for Ivy Asset Strategy New Opportunities Fund:

The Fund may invest in private placements and other restricted securities.

The following is added as a bullet point to the “Additional Information about Principal Investment Strategies, Other Investments and Risks – Non-Principal Risks” section on page 153 for Ivy Asset Strategy New Opportunities Fund:

■	Private Placements and Other Restricted Securities Risk

The following is added as a bullet point to the “Additional Information about Principal Investment Strategies, Other Investments and Risks—Principal Risks” section on page 158 for Ivy Money Market Fund:

■	Money Market Fund Regulatory Risk

The following is added to the “Additional Information about Principal Investment Strategies, Other Investments and Risks—Defining Risks” section beginning on page 159 of the Ivy Funds prospectus:

Money Market Fund Regulatory Risk — As a money market fund, Ivy Money Market Fund is subject to the specific rules governing money market funds as well as otherwise subject to regulation by the SEC. The SEC continues to evaluate the rules governing money market funds. It is possible that changes to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Fund.

Private Placements and Other Restricted Securities Risk — Restricted securities, which include private placements, are securities that are subject to legal or contractual restrictions on resale, and there can be no assurance of a ready market for resale. A Fund could find it difficult to sell privately placed securities and other restricted securities when the Investment Manager believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid or less than the fair market value. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the net asset value of a Fund.

Supplement	Prospectus	3